INCOME TAXES	6 Months Ended
Jun. 30, 2021
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXESBrookfield Renewable's effective income tax rate was (38)% for the six months ended June 30, 2021 (2020: 26%). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests' income not subject to tax.